14. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI)
Accumulated OCI, beginning of period: Currency translation adjustment	$ (2,850,122)	$ 465,615	$ 3,253,019
Other comprehensive income (loss) for the period: Currency translation adjustments	(4,928,225)	(3,315,737)	(2,787,404)
Accumulated OCI, end of period: Currency translation adjustment	$ (7,778,347)	$ (2,850,122)	$ 465,615